Related party transactions - Additional information (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 12, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Share based payment expense		$ 634	$ 0
Ordinary shares issued during the year	681,620			0	0	25,000,000
Employee
Disclosure of transactions between related parties [line items]
Share based payment expense		$ 112
Ordinary shares issued during the year		264,533	264,533
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Share based payment expense		$ 37	$ 0
Ordinary shares issued during the year		3,616,000	0